RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS
6.	RELATED PARTY TRANSACTIONS

The Company, through the acquisition of Vapestick, became a party to a distribution agreement with MPL Ltd. (“MPL”). Under the terms of the agreement, MPL is licensed to act as the manufacturer, importer and distributor for Vapestick products for specified retailers in return for a royalty payment. Either party may terminate the agreement after January 1, 2016 on six months prior notice and the satisfaction of certain conditions. The Chief Executive Officer of MPL is related to the Company’s President-International. Royalties for the six months ended June 30, 2014 and 2013 were $83,253 and $0, respectively.

The Company, through the acquisition of Vapestick, became a party to a supplier agreement with Internet Marketing Hub Ltd. (“IMH”). Under the terms of the agreement, IMH provides the labor and expertise for the design, development and maintenance, including search engine optimization for internet marketing on the websites: www.vapestick.co.uk and www.electroniccigarettedirect.co.uk. The Company’s President-International is a 50% owner of IMH. Pursuant to the terms of the agreement Vapestick will pay £15,000 ($25,500 as of June 30, 2014) for each month during which the agreement continues, and will pay an additional £10,000 ($17,000 as of June 30, 2014) per month for each month during the whole of which the Vapestick website is found at all times on page 1 of Google UK’s organic search listings, following a search of Google UK only, using only the key phrase “electronic cigarette”. Total costs incurred under this agreement were $185,538 and $0 for the six months ended June 30, 2014 and 2013, respectively.

As described in the Company’s 2013 Form 10-K, on December 30, 2013, the Company entered into a comprehensive partnership agreement with Fields Texas Limited LLC’s affiliate, E-Cig Acquisition Company LLC (“Fields Texas”), which is partially owned by one of the Company’s directors. Pursuant to the agreement, if Fields Texas facilitates a merger or acquisition, strategic partnership, joint venture, licensing or similar transaction, we will pay Fields Texas a one-time fee equal to 5% of the purchase price paid in the same form of consideration as used in the transaction. Amounts due under this agreement included a $200,000 development fee and $500,000 related to the acquisition of FIN for the six months ended June 30, 2014 of which all amounts have been paid.

During April 2014, the Company entered into an Advisory Agreement with Fields Texas Limited LLC (“FTX”), which is owned by one of the Company’s directors. According to the Advisory Agreement, in the event FTX provides advice related to operational, strategic and synergistic considerations associated with a merger or acquisition which is closed by the Company, which Fields Texas is not receiving a 5% facilitation fee for, the Company shall pay FTX a fee equal to three percent (3%) of the total purchase price paid. During the six months ended June 30, 2014, the Company recorded an expense $600,000 related to this agreement.

As of June 30, 2014 warrants outstanding with Fields Texas and FTX (including warrants issued to William Fields) are as follows (see also Note 8):

	Original Issue Warrants	Additional Anti-Dilution Warrants	Warrant Liability	(Loss)/gain on fair value adjustment
December 31, 2013	7,075,000		$16,600,500
Fair value adjustment			8,728,000	$8,728,000

Issued:
Anti-Dilution		9,702,806	35,594,528	35,594,528
Advisory services	500,000	333,333	2,150,000	2,150,000
Advisory services	69,000		110,400	110,400
Exercised:
April 2014	(631,238)		(3,118,313)	—

June 30, 2014	7,012,762	10,036,140	$60,065,115	$46,582,928

As of December 31, 2013, stockholders of the Company had loans outstanding to us totaling $448,166. Such amounts, including accrued interest of $115,078, were paid on January 31, 2014.

In September 2013, the Company moved its operations from Ballground, Georgia to Nunica, Michigan and entered into a month-to-month agreement with a company related to the Chief Executive Officer to provide office and warehouse facilities, as well as administrative services to include a call center, order fulfillment, purchasing, inventory management and accounting for a monthly fee of approximately $21,000 per month. The contract is cancellable at any time by either party.

5.	RELATED PARTY TRANSACTIONS

On December 30, 2013, the Company entered into a comprehensive partnership agreement (the “Agreement”) with Fields Texas Limited LLC’s affiliate, E-Cig Acquisition Company LLC (“Fields Texas”), which is partially owned by one of the Company’s directors. See Note 7.

At December 31, 2013 and 2012, stockholders of the Company had loaned amounts totaling $448,166 and $703,570, respectively, which is included in due to related parties in the accompanying consolidated balance sheets. Associated accrued interest of approximately $110,000 and $34,000, respectively, is included in accounts payable and accrued expenses in the accompanying consolidated balance sheets. These payables accrue interest at a rate of 12% annually and have a maturity date of January 31, 2014.

On January 27, 2013 (prior to the Reverse Merger ), a related party loaned the Company $250,000 and VEC issued a promissory note for the principal amount with a maturity date of January 31, 2014. As an incentive to advance the loan, VEC issued an 8% interest in VEC to the related party which was converted into 40,000 common shares of VEC (pre-reverse merger). On June 25, 2013, pursuant to the Reverse Merger, the Company exchanged the related party’s shares for 2,600,000 Victory shares. On July 29, 2013, the Company entered into a loan repayment agreement with the related party whereby the Company repaid the $250,000 as full and final settlement. In exchange for early repayment, the related party surrendered 1,600,000 of the 2,600,000 shares issued. Given the fact that this transaction was with a related party and the shares had minimal value at issuance, this transaction has been recorded in stockholders’ deficit.

At December 31, 2012, the Company owed deferred compensation to three individuals totaling $350,000. The deferred compensation was non-interest bearing and for services rendered during 2012. Such amounts were paid in 2013.

In September 2013, the Company moved its operations from Ballground, Georgia to Nunica, Michigan and entered into a month to month agreement with a company related to the Chief Executive Officer to provide office and warehouse facilities, as well as administrative services to include a call center, order fulfillment, purchasing, inventory management and accounting for a monthly fee of approximately $21,000 per month. The contract is cancellable at any time by either party.